STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Net income	$ (47,576,985)	$ (29,170,736)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Change in fair value of Forward Purchase Agreement liability	1,104,939	1,605,819
Change in operating assets and liabilities
Net cash used in operating activities	(5,145,379)	(4,095,029)
Cash flows from investing activities
Net cash used in investing activities	(1,100)	0
Cash flows from financing activities
Net cash provided by financing activities	4,994,827	4,037,243
Net decrease in cash during period	(151,652)	(57,786)
Cash, beginning of period	333,084	92,975	$ 35,189
Cash, end of period	181,432	35,189	181,432	$ 35,189
Supplemental disclosure of noncash activities
Issuance of representative shares	38,486	0
Mars Acquisition Corporation
Cash flows from operating activities
Net income			997,837	1,686,238
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Change in fair value of Forward Purchase Agreement liability			328,000
Fair value adjustment for convertible notes payable - related party			111,305
Investment income received in Trust Account			(2,171,209)	(2,207,820)
Change in operating assets and liabilities
Accrued liabilities			186,243	14,139
Prepaid expenses			128,914	(149,164)
Net cash used in operating activities			(418,910)	(656,607)
Cash flows from investing activities
Cash deposited in Trust Account				(70,380,000)
Proceeds from sales of investments in trust account			51,616,246
Net cash used in investing activities			51,616,246	(70,380,000)
Cash flows from financing activities
Proceeds from note payable with related party			344,923	41,213
Payment for redemption of ordinary shares			(51,616,246)
Extinguishment of note payable with related party				(269,459)
Payment of underwriting fee and other offering costs				(1,466,354)
Proceeds from sale of units in IPO, including over-allotment				69,000,000
Proceeds from issuance of private placement ordinary shares				3,910,000
Net cash provided by financing activities			(51,271,323)	71,215,400
Net decrease in cash during period			(73,987)	178,793
Cash, beginning of period			178,793	0
Cash, end of period	$ 104,806	$ 178,793	104,806	178,793
Supplemental disclosure of noncash activities
Issuance of representative shares				2,724,927
Reclassification of offering costs related to public shares				(243,964)
Remeasurement adjustment on public shares subject to possible redemption			$ (2,171,209)	$ (8,430,273)